Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net income		$ 1,902,070	$ 1,052,377
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,328,667	1,269,897
Net recoveries related to Ukraine Conflict		(972,822)	(22,749)
Asset impairment		5,609	30,356
Amortization of debt issuance costs, debt discount, debt premium and lease premium		90,471	116,181
Maintenance rights write-off	[1]	72,473	184,118
Maintenance liability release to income		(76,389)	(112,413)
Net gain on sale of assets		(234,016)	(289,039)
Deferred tax expense		266,748	148,777
Share-based compensation		100,214	57,668
Collections of finance leases		157,021	203,113
Loss on investments at fair value		23,928	4,684
Loss on debt extinguishment		1,982	7,020
Other		(78,319)	(4,719)
Changes in operating assets and liabilities:
Trade receivables		13,749	24,305
Other assets		90,233	165,557
Accounts payable, accrued expenses and other liabilities		(25,169)	(50,620)
Net cash provided by operating activities		2,666,450	2,784,513
Purchase of flight equipment		(1,684,831)	(2,177,406)
Proceeds from sale or disposal of assets		875,073	1,527,481
Prepayments on flight equipment		(1,286,084)	(1,077,429)
Cash proceeds from insurance claim settlements		824,167	0
Other		(27,328)	34,939
Net cash used in investing activities		(1,299,003)	(1,692,415)
Issuance of debt		3,585,969	2,796,670
Repayment of debt		(2,766,797)	(3,579,662)
Debt issuance and extinguishment costs paid, net of debt premium received		(28,847)	(37,165)
Maintenance payments received		462,937	442,130
Maintenance payments returned		(81,268)	(178,364)
Security deposits received		198,465	122,433
Security deposits returned		(96,961)	(105,500)
Repurchase of shares and tax withholdings on share-based compensation		(1,104,219)	(722,974)
Dividends paid on ordinary shares		(95,363)	(41,806)
Net cash provided by (used in) financing activities		73,916	(1,304,238)
Net increase (decrease) in cash, cash equivalents and restricted cash		1,441,363	(212,140)
Effect of exchange rate changes		3,204	(1,091)
Cash, cash equivalents and restricted cash at beginning of period		1,401,582	1,825,466
Cash, cash equivalents and restricted cash at end of period		2,846,149	1,612,235
Supplemental cash flow information:
Interest paid, net of amounts capitalized		968,924	868,666
Income taxes paid, net		13,285	14,263
End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense		36,035	51,841
MR contract maintenance rights write-off offset by maintenance liability release		11,066	34,988
EOL contract maintenance rights write-off offset by EOL compensation received		25,372	97,289
Maintenance rights write-off	[1]	$ 72,473	$ 184,118

[1]	Maintenance rights write-off consisted of the following:

End-of-Lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	$36,035	$51,841
MR contract maintenance rights write-off offset by maintenance liability release	11,066	34,988
EOL contract maintenance rights write-off offset by EOL compensation received	25,372	97,289
Maintenance rights write-off	$72,473	$184,118